Organization and Principal Activities (Details)	12 Months Ended
Dec. 31, 2020
Nanjing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Shanghai Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Tuniu International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Nanjing Tuzhilv Tickets Sales Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Beijing Global Tour International Travel Service Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	75.02%
Tuniu Insurance Brokers Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Economic interest held (as a percent)	100.00%
Tuniu (HK) Limited [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Tuniu (Nanjing) Information Technology Co., Ltd. [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Beijing Tuniu [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Jiangsu Kaihui Commercial Factoring Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Xiamen Suiwang International Travel Service Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Tianjin Tuniu International Travel Service Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Guangzhou Kaihui Internet Microcredit Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	100.00%
Nanjing Kaihui Internet Microcredit Co Ltd [Member]
Significant consolidated subsidiaries and the consolidated Affiliated Entities [Line Items]
Equity interest held (as a percent)	90.00%